Fair Value Disclosures (Details) (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Equity in broker trading accounts:
Net unrealized gain on open futures contracts	$ 301,899		$ 1,166,626		$ 976,962
Net unrealized loss on open forward currency contracts	(129,502)		5,443		48,214
Recurring
Equity in broker trading accounts:
Net unrealized gain on open futures contracts	510,863	[1]	1,166,626	[2]	976,962	[1]
Net unrealized loss on open forward currency contracts	7,876	[1]	5,443	[2]	48,214	[1]
Cash and cash equivalents:
Money market fund	1,033,788		556,060		919,650
Total	17,292,393		20,103,658		29,922,753
Recurring | U.S. Treasury Securities
Cash and cash equivalents:
Total	7,981,716	[1]	8,395,413	[2]	5,494,988	[1]
Recurring | U.S. Government Sponsored Enterprise Notes
Cash and cash equivalents:
Total					652,812	[1]
Recurring | Commercial Paper [Member]
Cash and cash equivalents:
Total	1,799,754	[1]	2,299,673	[2]	3,474,435	[1]
Recurring | Corporate Notes [Member]
Cash and cash equivalents:
Total	5,958,396	[1]	7,429,713	[2]	16,049,322	[1]
Recurring | Certificates of Deposit
Cash and cash equivalents:
Total			250,730	[2]	2,306,370	[1]
Recurring | Level 1
Equity in broker trading accounts:
Net unrealized gain on open futures contracts	510,863	[1]	1,166,626	[2]	976,962	[1]
Net unrealized loss on open forward currency contracts				[2]		[1]
Cash and cash equivalents:
Money market fund	1,033,788		556,060		919,650
Total	9,526,367		10,118,099		7,391,600
Recurring | Level 1 | U.S. Treasury Securities
Cash and cash equivalents:
Total	7,981,716	[1]	8,395,413	[2]	5,494,988	[1]
Recurring | Level 1 | U.S. Government Sponsored Enterprise Notes
Cash and cash equivalents:
Total						[1]
Recurring | Level 1 | Commercial Paper [Member]
Cash and cash equivalents:
Total				[2]		[1]
Recurring | Level 1 | Corporate Notes [Member]
Cash and cash equivalents:
Total				[2]		[1]
Recurring | Level 1 | Certificates of Deposit
Cash and cash equivalents:
Total				[2]		[1]
Recurring | Level 2
Equity in broker trading accounts:
Net unrealized gain on open futures contracts				[1]
Net unrealized loss on open forward currency contracts	7,876	[1]	5,443	[2]	48,214	[1]
Cash and cash equivalents:
Money market fund
Total	7,766,026		9,985,559		22,531,153
Recurring | Level 2 | U.S. Treasury Securities
Cash and cash equivalents:
Total				[2]		[1]
Recurring | Level 2 | U.S. Government Sponsored Enterprise Notes
Cash and cash equivalents:
Total					652,812	[1]
Recurring | Level 2 | Commercial Paper [Member]
Cash and cash equivalents:
Total	1,799,754	[1]	2,299,673	[2]	3,474,435	[1]
Recurring | Level 2 | Corporate Notes [Member]
Cash and cash equivalents:
Total	5,958,396	[1]	7,429,713	[2]	16,049,322	[1]
Recurring | Level 2 | Certificates of Deposit
Cash and cash equivalents:
Total			$ 250,730	[2]	$ 2,306,370	[1]

[1]	See the condensed schedule of investments for further description.
[2]	The net investment loss per Unit is calculated by dividing the net investment loss by the average number of Series A, B, C or I Units outstanding during the period. Loss from trading is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information. Such balancing amount may differ from the calculation of loss from trading per Unit due to the timing of trading gains and losses during the period relative to the number of Units outstanding.